Investments in Financial Instruments - Additional Information (Details) $ / shares in Units, $ in Thousands, $ in Millions	1 Months Ended				12 Months Ended
	Nov. 30, 2019 USD ($)	Nov. 30, 2019 MXN ($)	Jul. 31, 2019 USD ($)	Jul. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Jul. 31, 2015 USD ($)
Financial Instruments
Exercise price per warrant | $ / shares					$ 0.01
Exercised warrants amount						$ 4,590,953	$ 4,590,953
Proportion of warrants exercisable for common stock					36.00%	36.00%	36.00%
Notional Amount						$ 122,378,292
Fair value of warrants					$ 1,843.6	$ 28,886,903
Fair value amount of Open ended fund	$ 121.6	$ 2,301,682	$ 121.6	$ 2,301,682
Investment in Convertible Debenture 2010 | UHI
Financial Instruments
Notional Amount								$ 1,063.1